UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:
ZODIAC HOLDINGS, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001775553
Central Index Key Number of underwriter (if applicable):	Not applicable
Vanessa Zampiga +44 (0) 20 7544 6500
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1, 99.2 and 99.3 to this Form ABS 15-G.  Please see Exhibits 99.1, 99.2 and 99.3 for the related information.
Exhibits
Exhibit No.	Description

99.1	Valuation Report (Ermete) of CBRE Limited
99.2	Valuation Report (Raissa) of CBRE Limited
99.3	Valuation Report (Aries) of Colliers
99.4	Valuation Report (Excelsia Nove) of C&W (U.K.) LLP

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  May 13, 2019
ZODIAC HOLDINGS, LLC (Securitizer)

By:	/s/ Vanessa Zampiga
Name: Vanessa Zampiga
Title: Director

EXHIBIT INDEX
Exhibits
Exhibit No.	Description

99.1	Valuation Report (Ermete) of CBRE Limited
99.2	Valuation Report (Raissa) of CBRE Limited
99.3	Valuation Report (Aries) of Colliers
99.4	Valuation Report (Excelsia Nove) of C&W (U.K.) LLP